Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Trade and other payables

NOTE 18: Trade and other payables

Trade accounts payable

Thousands of $ For The Years ended December 31	2023	2022
Trade accounts payable	4,889	5,061
Accruals for invoices to be received	3,922	5,117
Total trade accounts payable	8,811	10,178

Other current liabilities

Thousands of $ For The Years ended December 31	2023	2022
Payroll	5,222	3,932
Other accruals	472	53
Total other current liabilities	5,694	3,985